Condensed Consolidated Statements of Operations and Other Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Revenue:
Revenue	$ 457,058		$ 813,737
Cost of revenue	(424,009)		(536,644)
Gross profit	33,049		277,093
Other income:
Government support income	117,680	192,500	698,625	370,291	$ 437,146	$ 1,980,484
Total revenue and other income					437,146	1,980,484
Operating expenses:
Selling, general and administrative expenses	(1,898,754)	(1,122,004)	(5,594,461)	(3,457,768)
General and administrative expenses					4,920,103	3,359,065
Development and regulatory approval expenses	(299,898)	(413,325)	(380,363)	(3,161,306)	(3,853,919)	(3,835,703)
Prospectus and capital raising expenses						359,198
Depreciation and amortization	(398,986)		(797,142)
Goodwill impairment	(4,096,490)		(4,096,490)
Total operating expenses	(6,694,128)	(1,535,329)	(10,868,456)	(6,619,074)	8,774,022	7,553,966
Loss from operations	(6,543,399)	(1,342,829)	(9,892,738)	(6,248,783)	(8,336,876)	(5,573,482)
Other income (expense):
Interest expense	(86,125)	(4,217)	(163,957)	(4,892)	(7,539)	(1,093,608)
Loss from unconsolidated equity method investment						(135,692)
Realized foreign exchange loss	7,212	10	(8,936)	(3,094)	(3,987)	(271,225)
Fair value movements through profit and loss	269,787		2,062,878
Interest income	508	2,903	9,587	10,973	14,426	13,806
Total other income (expense)	191,382	(1,304)	1,899,572	2,987	2,900	(1,486,719)
Loss before income taxes	(6,352,017)	(1,344,133)	(7,993,166)	(6,245,796)
Income taxes
Net loss	(6,352,017)	(1,344,133)	(7,993,166)	(6,245,796)	(8,333,976)	(7,060,201)
Net loss attributable to non-controlling interest	(8,111)	(8,887)	(20,367)	(17,900)	(27,925)	(22,915)
Net loss attributable to GBS Inc.	(6,343,906)	(1,335,246)	(7,972,799)	(6,227,896)	(8,306,051)	(7,037,286)
Other comprehensive loss, net of tax:
Foreign currency translation loss	(77,787)	2,793	148,251	(57,334)	(126,875)	(297,309)
Total other comprehensive loss	(77,787)	2,793	148,251	(57,334)	(126,875)	(297,309)
Comprehensive loss	(6,429,804)	(1,341,340)	(7,844,915)	(6,303,130)	(8,460,851)	(7,357,510)
Comprehensive loss attributable to non-controlling interest	(8,111)	(8,887)	(20,367)	(17,900)	(27,925)	(22,915)
Comprehensive loss attributable to GBS Inc.	$ (6,421,693)	$ (1,332,453)	$ (7,824,548)	$ (6,285,230)	$ (8,432,926)	$ (7,334,595)
Earnings per share, basic	$ (5.72)	$ (1.79)	$ (8.67)	$ (8.54)	$ (0.57)	$ (0.68)
Earnings per share, diluted	$ (5.72)	$ (1.79)	$ (8.67)	$ (8.54)	$ (0.57)	$ (0.68)
Weighted average number of shares outstanding, basic	1,108,672	744,495	919,545	729,533	14,665,263	10,414,886
Weighted average number of shares outstanding, diluted	1,108,672	744,495	919,545	729,533	14,665,263	10,414,886
Development and regulatory approval expenses	$ 299,898	$ 413,325	$ 380,363	$ 3,161,306	$ 3,853,919	$ 3,835,703